Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Current income tax expenses	253,886	45,240	6,320
Deferred income tax benefit	(926,279)	(632,118)	(88,302)
Total income tax benefit	(672,393)	(586,878)	(81,982)

Schedule of Loss Before Provision for Income Taxes
	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Loss before provision for income taxes is attributable to the following geographic locations:
PRC	(17,599,574)	9,781,017	1,366,331
Foreign	(2,386,953)	(8,239,927)	(1,151,052)
Total Loss before Income Taxes	(19,986,527)	1,541,090	215,279

Schedule of Reconciliation Between the Provision for Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the six months ended June 30,
	2024	2025

PRC statutory income tax rate	25.0%	25.0%
Impact of different tax rates in other jurisdictions	(3.1)%	113.4%
Effect of preferential tax rate	(10.4)%	47.7%
Non-deductible items	1.4%	20.1%
Effect of government subsidies	0.0%	(347.3)%
Change in valuation allowance	(9.5)%	103.1%
Effective tax rate	3.4%	(38.0)%

Schedule of Deferred Tax Assets and Deferred Tax Liability

As of December 31, 2024 and June 30, 2025, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	17,516,642	20,443,839	2,855,842
Bad debt provision	3,911,723	3,018,366	421,642
Impairment charges	1,064,406	1,065,708	148,871
Lease liability	646,850	585,070	81,730
Less: Valuation allowance	(18,956,128)	(20,326,848)	(2,839,500)
Deferred tax assets, net of valuation allowance	4,183,493	4,786,135	668,585
Net off against deferred tax liabilities	(450,473)	(420,997)	(58,810)
Net deferred tax assets	3,733,020	4,365,138	609,775
	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Deferred tax liabilities:
Right of use assets	450,473	420,997	58,810
Total deferred tax liabilities	450,473	420,997	58,810
Net off against deferred tax assets	(450,473)	(420,997)	(58,810)
Net deferred tax liabilities	-	-	-

Schedule of Valuation Allowance

The movement of valuation allowance is as follows:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Beginning balance	12,738,069	18,956,128	2,648,022
Addition	6,205,515	1,382,374	193,106
Foreign exchange impact	12,544	(11,654)	(1,628)
Ending balance	18,956,128	20,326,848	2,839,500